Net Income Per Share (Schedule Of Net Income Per Share) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Sep. 26, 2015	Jun. 27, 2015	Mar. 28, 2015	Dec. 27, 2014	Sep. 27, 2014	Jun. 28, 2014	Mar. 29, 2014	Dec. 28, 2013	Sep. 26, 2015	Sep. 27, 2014	Sep. 28, 2013
Net Income Per Share [Abstract]
Net income attributable to the Company	$ 48	$ (13)	$ 38	$ 13	$ 29	$ 15	$ 12	$ 6	$ 86	$ 62	$ 57
Weighted average common shares outstanding - basic									119.1	116.9	113.5
Dilutive shares									4.3	4.6	6.0
Weighted average common and common equivalent shares outstanding - diluted									123.4	121.5	119.5
Basic	$ 0.40	$ (0.11)	$ 0.32	$ 0.11	$ 0.25	$ 0.13	$ 0.10	$ 0.05	$ 0.72	$ 0.53	$ 0.50
Diluted	$ 0.39	$ (0.11)	$ 0.31	$ 0.11	$ 0.24	$ 0.12	$ 0.10	$ 0.05	$ 0.70	$ 0.51	$ 0.48